Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Leases by Balance Sheet Location	The following table provides a summary of leases by balance sheet location as of December 31, 2023 and 2022:
Assets/Liabilities	December 31, 2023	December 31, 2022
Assets
Operating lease right-of-use assets	$353,471	$522,278

Liabilities
Operating lease liability - current	$192,159	$165,506
Operating lease liability - non-current	161,886	373,068
Total lease liabilities	$354,045	$538,574

Schedule of Operating Lease Expenses	The operating lease expenses for the years ended December 31, 2023 and 2022 were as follows:
Lease Cost	Classification	December 31, 2023	December 31, 2022
Operating lease cost	General and administrative expenses	$203,445	$195,887
Lease Term and Discount Rate	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (years)
Operating leases	1.75	2.83

Weighted-average discount rate (%)
Operating leases	8%	8%

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating lease liabilities at December 31, 2023 were as follows:
Maturity of Lease Liabilities	Operating Leases
12 months ending December 31,
2024	$213,632
2025	167,330
Total lease payments	380,962
Less: interest	26,917
Present value of lease payments	$354,045